Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Overseas Fund

Supplement dated April 30, 2018

to Currently Effective Prospectuses

Effective April 30, 2018, the MSCI EAFE® Index is removed as Janus Henderson Overseas Fund’s (the “Fund”) secondary benchmark index. The Fund will continue to retain the MSCI All Country World ex-U.S. Index SM as its primary benchmark index.

Please retain this Supplement with your records.

Janus Henderson Overseas Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Overseas Fund

Supplement dated April 30, 2018

to Currently Effective Prospectuses

Effective April 30, 2018, the MSCI EAFE® Index is removed as Janus Henderson Overseas Fund’s (the “Fund”) secondary benchmark index. The Fund will continue to retain the MSCI All Country World ex-U.S. Index SM as its primary benchmark index.

Please retain this Supplement with your records.

Janus Henderson Overseas Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Overseas Fund

Supplement dated April 30, 2018

to Currently Effective Prospectuses

Effective April 30, 2018, the MSCI EAFE® Index is removed as Janus Henderson Overseas Fund’s (the “Fund”) secondary benchmark index. The Fund will continue to retain the MSCI All Country World ex-U.S. Index SM as its primary benchmark index.

Please retain this Supplement with your records.